Related-Party Transactions - Reinsurance Agreement (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Premiums receivable	$ 97,637		$ 75,297
Deferred acquisition costs, net	84,994		81,535
TOTAL ASSETS	1,023,094		1,041,871
Losses payable and provision for unpaid losses and loss adjustment expenses	111,871	$ 81,194	109,351
Unearned premiums	181,472		175,199
Commissions payable	45,838		60,603
TOTAL LIABILITIES	732,703		771,070
Earned premium	89,132	63,234
Ceding commission	42,378	30,389
Losses and loss adjustment expenses	36,919	26,193
Total operating expenses	180,815	134,296
Markel | Reinsurance Agreement | Affiliated Entity
Related Party Transaction [Line Items]
Premiums receivable	95,592		72,697
Deferred acquisition costs, net	82,551		78,449
TOTAL ASSETS	178,143		151,146
Losses payable and provision for unpaid losses and loss adjustment expenses	105,237		104,139
Unearned premiums	175,656		167,541
Commissions payable	44,979		59,511
TOTAL LIABILITIES	325,872		$ 331,191
Earned premium	85,690	60,361
Ceding commission	40,888	29,768
Losses and loss adjustment expenses	34,571	24,746
Total operating expenses	$ 75,459	$ 54,514